Unaudited condensed consolidated statements of changes in equity - USD ($) $ in Thousands		Common shares/units Issued capital	Preference shares/units Issued capital	Contributed surplus	Reserves	Treasury shares	(Accumulated deficit)/retained earnings	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2017		$ 810	$ 46	$ 911,766	$ 18,347	$ (6,960)	$ (5,980)	$ 918,029	$ 845,105	$ 1,763,134
Opening adjustment at Dec. 31, 2017	[1]				(436)		190	(246)		(246)
Balance as of January 1, 2018 at Dec. 31, 2017		810	46	911,766	17,911	(6,960)	(5,790)	917,783	845,105	1,762,888
Net proceeds from GasLog Partners' public offering									111,184	111,184
Dividend paid (common and preference shares) (Notes 3, 13)				(28,452)				(28,452)	(42,771)	(71,223)
Share-based compensation, net of accrued dividend (Note 18)					2,233			2,233		2,233
Settlement of share-based compensation					(2,464)	2,550		86		86
Treasury shares, net						(62)		(62)		(62)
(Loss)/profit for the period							15,684	15,684	41,069	56,753
Other comprehensive (loss)/income for the period					1,210			1,210		1,210
Total comprehensive income/(loss) for the period					1,210		15,684	16,894	41,069	57,963
Balance at the end of the period at Jun. 30, 2018		810	46	883,314	18,890	(4,472)	9,894	908,482	954,587	1,863,069
Balance at beginning of period at Dec. 31, 2018		810	46	850,576	18,962	(3,266)	12,614	879,742	1,103,380	1,983,122
Opening adjustment at Dec. 31, 2018	[2]						215	215	128	343
Balance as of January 1, 2019 at Dec. 31, 2018		810	46	850,576	18,962	(3,266)	12,829	879,957	1,103,508	1,983,465
Equity offering costs				(580)				(580)	92	(488)
Dividend paid (common and preference shares) (Notes 3, 13)				(29,289)				(29,289)	(52,822)	(82,111)
Share-based compensation, net of accrued dividend (Note 18)					2,306			2,306		2,306
Settlement of share-based compensation					(4,630)	4,676		46		46
Treasury shares, net						(3,752)		(3,752)	(9,921)	(13,673)
(Loss)/profit for the period							(36,945)	(36,945)	32,332	(4,613)
Other comprehensive (loss)/income for the period					(2,464)			(2,464)		(2,464)
Total comprehensive income/(loss) for the period					(2,464)		(36,945)	(39,409)	32,332	(7,077)
Balance at the end of the period at Jun. 30, 2019		$ 810	$ 46	$ 820,707	$ 14,174	$ (2,342)	$ (24,116)	$ 809,279	$ 1,073,189	$ 1,882,468

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of International Financial Reporting Standard (" IFRS") 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018.
[2]	Restated so as to reflect an adjustment introduced due to the adoption of IFRS 16 Leases on January 1, 2019 (Note 2(a)).